Benefit Plans (Schedule Of Net Periodic Benefit Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8,314	$ 7,231	$ 9,195
Interest cost	29,638	31,154	28,363
Expected return on assets	(44,819)	(41,893)	(38,287)
Amortization of prior service cost	4,867	4,853	4,916
Recognized actuarial loss	13,890	9,710	22,735
Recognized settlement loss	206	0	0
Net periodic benefit cost	12,096	11,055	26,922
Less: amounts capitalized	1,403	1,426	2,881
Amount charged to expense	$ 10,693	9,629	24,041
Expected return on plan assets	6.75%
MRVA, comparison period	3 years
MRVA used in calculation of expected return on pension plan assets	$ 643,000	652,200	556,400
Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	8,314	7,231	9,195
Interest cost	29,638	31,154	28,363
Expected return on assets	(44,819)	(41,893)	(38,287)
Amortization of prior service cost	4,867	4,853	4,916
Recognized actuarial loss	13,890	9,710	22,735
Recognized settlement loss	206	0	0
Net periodic benefit cost	12,096	11,055	26,922
Less: amounts capitalized	1,403	1,426	2,881
Amount charged to expense	$ 10,693	9,629	24,041
Expected return on plan assets	6.75%
MRVA, comparison period	3 years
MRVA used in calculation of expected return on pension plan assets	$ 643,000	$ 652,200	$ 556,400
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.06%	4.92%	3.80%
Expected return on plan assets	6.75%	7.00%	7.25%
Pension Benefit [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.06%	4.92%	3.80%
Expected return on plan assets	6.75%	7.00%	7.25%
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.82%	4.64%	3.41%
Expected return on plan assets	6.75%	7.00%	7.25%
Supplemental Retirement Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.82%	4.64%	3.41%
Expected return on plan assets	6.75%	7.00%	7.25%